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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-2213

                        Castle Convertible Fund, Inc.

        _____________________________________________________________
             (Exact name of registrant as specified in charter)

          111 Fifth Avenue, New York, New York               10003
        (Address of principal executive offices)           (Zip code)

                            Mr. Frederick A. Blum

                         Fred Alger Management, Inc.

                              111 Fifth Avenue

                          New York, New York 10003

        _____________________________________________________________
                   (Name and address of agent for service)

      Registrant's telephone number, including area code: 212-806-8800

      Date of fiscal year end: October 31

      Date of reporting period: July 31, 2004

ITEM 1.  Schedule of Investments.

CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2004

Principal     Corporate Convertible
 Amount        Bonds-57.3%                                Value
------------------------------------------------------------------

              AEROSPACE & DEFENSE-2.0%
$  500,000    EDO Corporation, Cv. Sub.
               Notes, 5.25%, 4/15/07                   $   521,875
   500,000    L-3 Communications Holdings,
               Inc., Senior Sub. Cv. Contingent
               Debt Securities, 4.00%, 9/15/11             585,625
                                                       -----------
                                                         1,107,500
                                                       -----------

              BIOTECHNOLOGY-1.1%
   500,000    Charles River Laboratories
               International, Inc., Senior Cv.
               Deb., 3.50%, 2/1/22                         605,000
                                                       -----------

              CAPITAL MARKETS-.7%
   400,000    E*TRADE Financial Corporation, Inc.,
               Cv. Sub. Notes, 6.00%, 2/1/07               406,500
                                                       -----------

              COMMERCIAL SERVICES
               & SUPPLIES-.8%
   500,000    Allied Waste Industries, Cv.
               Senior Sub. Notes, 4.25%,
               4/15/34                                     442,500
                                                       -----------

              COMMUNICATION SERVICES
               & SUPPLIES-1.0%
   600,000    SCI Systems, Inc., Cv. Sub.
               Notes, 3.00%, 3/15/07                       563,250
                                                       -----------

              COMMUNICATIONS
               EQUIPMENT-3.9%
   850,000    Adaptec, Inc., Cv. Sub. Notes,
               3.00%, 3/5/07                               857,438
 1,000,000    Brocade Communications
               Systems, Inc., Cv. Sub. Notes,
               2.00%, 1/1/07                               913,750
   500,000    CIENA Corporation, Cv. Notes,
               3.75%, 2/1/08                               438,750
                                                       -----------
                                                         2,209,938
                                                       -----------

              COMPUTER SOFTWARE-1.9%
   550,000    BEA Systems, Inc., Cv. Sub.
               Notes, 4.00%, 12/15/06                      547,250
   500,000    Mercury Interactive Corporation,
               Cv. Sub. Notes, 4.75%, 7/1/07               495,625
                                                       -----------
                                                         1,042,875
                                                       -----------

              CONSUMER FINANCE-1.5%
   850,000    Providian Financial Corp., Cv.
               Senior Notes, 3.25%, 8/15/05                837,250
                                                       -----------

              ELECTRONIC EQUIPMENT &
               INSTRUMENTS-1.5%
   850,000    Tech Data Corporation, Cv. Sub.
               Deb., 2.00%, 12/15/21                       847,875
                                                       -----------
              ENERGY EQUIPMENT & SERVICES-2.2%
   650,000    Kerr-McGee Corporation, Cv.
               Sub. Deb., 5.25%, 2/15/10                   683,312
   550,000    Pride International Inc., Cv.
               Senior Notes, 3.25%, 5/1/33(a)              567,188
                                                       -----------
                                                         1,250,500
                                                       -----------

              FOOD & DRUG RETAILING-1.3%
   700,000    Rite Aid Corporation, Cv. Notes,
               4.75%, 12/1/06                              740,250
                                                       -----------

              HEALTH CARE-4.7%
   500,000    Apria Healthcare Group Inc.,
               Cv. Senior Notes, 3.375%,
               5/15/33(a)                                  534,375
   800,000    Edwards Lifesciences
               Corporation, CV. Senior Deb.,
               3.875%, 5/15/33(a)                          822,000
   450,000    LifePoint Hospitals, Inc., Cv.
               Sub. Notes, 4.50%, 6/1/09                   453,937
   500,000    Province Healthcare Company,
               Cv. Sub. Notes, 4.25%,
               10/10/08                                    487,500
   375,000    Province Healthcare Company,
               Cv. Sub. Notes, 4.50%,
               11/20/05                                    377,813
                                                       -----------
                                                         2,675,625
                                                       -----------

              HOTELS, RESTAURANTS &
               LEISURE-3.3%
   250,000    Fairmont Hotels & Resorts Inc.,
               Cv. Senior Notes, 3.75%,
               12/1/23(a)                                  255,625
   750,000    Hilton Hotels Corp., Cv. Sub.
               Notes, 3.375%, 4/15/23                      807,187
   750,000    Starwood Hotels & Resorts
               Worldwide Inc., Cv. Senior
               Notes, 3.50%, 5/16/23                       809,062
                                                       -----------
                                                         1,871,874
                                                       -----------

              INDUSTRIAL
               CONGLOMERATES-2.5%
 1,000,000    TYCO International Group, Cv.
               Senior Deb., 2.75%, 1/15/18               1,425,000
                                                       -----------

              MEDIA-6.4%
 1,350,000    Liberty Media Corporation,
               Senior Exchangeable Deb.,
               3.50%, 1/15/31                            1,172,813
   800,000    Liberty Media Corporation, Senior
               Exchangeable Deb., 3.25%,
               3/15/31                                     711,000
   725,000    Regal Entertainment Group,
               Cv. Senior Notes, 3.75%,
               5/15/08                                     908,062
   825,000    Sinclair Broadcast Group, Inc.,
               Cv. Senior Sub. Notes, 4.875%,
               7/15/18                                     798,188
                                                       -----------
                                                         3,590,063
                                                       -----------

              METALS & MINING-1.9%
   750,000    Freeport-McMoran Cooper Inc.,
               Cv. Senior Notes, 7.00%,
               2/11/11                                   1,092,187
                                                       -----------
              PHARMACEUTICALS-5.3%
 1,200,000    IVAX Corporation, Cv. Senior
               Sub. Notes, 4.50%, 5/15/08                1,192,500
   500,000    Pharmaceutical Resources, Inc.,
               Cv. Senior Sub. Notes, 2.875%,
               9/30/10(a)                                  423,750
   250,000    Pharmaceutical Resources, Inc.,
               Cv. Senior Sub. Notes, 2.875%,
               9/30/10                                     211,875
 1,150,000    Sepracor, Inc., Cv. Sub. Deb.,
               5.00%, 2/15/07                            1,164,375
                                                       -----------
                                                         2,992,500
                                                       -----------

              RETAIL-4.4%
   250,000    Gap, Inc. (The), Senior Cv.
               Notes, 5.75%, 3/15/09(a)                    365,314
   500,000    Gap, Inc. (The), Senior Cv.
               Notes, 5.75%, 3/15/09                       730,624
 1,000,000    Penney (J.C.) Company, Inc.,
               Cv. Sub. Notes, 5.00%,
               10/15/08                                  1,420,000
                                                       -----------
                                                         2,515,938
                                                       -----------

              ROAD & RAIL-2.2%
   850,000    Yellow Corporation, Contingent
               Senior Cv. Notes, 5.00%,
               8/8/23(a)                                 1,238,875
                                                       -----------

              SEMICONDUCTOR EQUIPMENT
               & PRODUCTS-6.8%
 1,000,000    Conexant Systems, Inc., Cv.
               Sub. Notes, 4.00%, 2/1/07                   876,250
 1,150,000    Fairchild Semiconductor
               Corporation, Senior Cv. Sub.
               Notes, 5.00%, 11/1/08                     1,147,125
 1,150,000    International Rectifier
               Corporation, Cv. Sub. Notes,
               4.25%, 7/15/07                            1,134,187
   725,000    LSI Logic Corporation, Cv. Sub.
               Notes, 4.00%, 11/1/06                       713,219
                                                       -----------
                                                         3,870,781
                                                       -----------

              WIRELESS TELECOMMUNICATION
               SERVICES-1.9%
 1,100,000    Nextel Communications, Inc.,
               Cv. Senior Notes, 5.25%,
               1/15/10                                   1,100,000
                                                       -----------
              Total Corporate Convertible
               Bonds (Cost $30,002,774)                 32,426,281
                                                       -----------

  Shares      Preferred Stocks-1.0%
----------
              MEDIA
     7,000    Tribune Co., Exchangeable Sub.
               Deb., 2.00%, 5/15/29
               (Cost $551,600)                             597,625
                                                       -----------

              Convertible Preferred
  Shares       Securities-13.1%                           Value
------------------------------------------------------------------

              AUTOMOBILES-1.8%
    38,000    General Motors Corporation,
               4.50%, Cv. Senior Deb.,
               Class A, 3/6/32                             988,000
                                                       -----------

              BANKS-1.1%
    11,700    Washington Mutual Capital
               Trust 2001, 5.375%, Cv. Pfd.
               Income Equity Redeemable
               Securities                                  627,331
                                                       -----------

              COMMUNICATIONS EQUIPMENT-.6%
       325    Lucent Technology Inc., 7.75%,
               Cumulative Convertible Trust                356,463
                                                       -----------

              DIVERSIFIED FINANCIALS-.8%
    10,550    Household International Inc.,
               8.875%, Adjustable Conversion
               Rate Equity Security Units                  458,925
                                                       -----------

              HOUSEHOLD DURABLES-.8%
    10,500    Newell Financial Trust I, 5.25%,
               Cv. Quarterly Income Pfd.                   465,937
                                                       -----------

              INSURANCE-2.9%
    21,000    Chubb Corporation (The), 7.00%,
               Equity Units                                588,000
    44,000    Travelers Property Casualty
               Corp., 4.50%, Cv. Jr. Sub.
               Notes                                     1,031,360
                                                       -----------
                                                         1,619,360
                                                       -----------

              MEDIA-1.8%
    25,000    Comcast Corporation, 2.00%,
               Exch. Sub. Deb., 10/15/29                 1,007,750
                                                       -----------

              PAPER PACKAGING & FOOD
               PRODUCTS-1.3%
    15,000    International Paper
               Capital Trust, 5.25%, Cv. Pfd               746,250
                                                       -----------

              RETAIL-2.0%
    25,000    United Rental Trust I, 6.50%,
               Cv. Quarterly Income Pfd.,
               8/1/28                                    1,112,500
                                                       -----------
              Total Convertible Preferred
               Securities (Cost $6,427,966)              7,382,516
                                                       -----------

              Mandatory Convertible
               Securities-10.3%

              DIVERSIFIED FINANCIALS-2.1%
    17,000    Prudential Financial, Inc.,
               6.75%, Equity Security Units,
               11/15/04(b)                               1,192,125
                                                       -----------

              DIVERSIFIED TELECOMMUNICATION
               SERVICES-2.0%
    12,000    ALLTEL Corporation, 7.75%,
               Equity Units, 5/17/05(b)                    603,000
    20,000    CenturyTel, Inc., 6.875%,
               Corporate Units, 5/15/05(b)                 500,000
                                                       -----------
                                                         1,103,000
                                                       -----------

              ELECTRIC UTILITIES-1.4%
    14,000    FPL Group Inc., 8.50%,
               Equity Units, 2/16/05                       799,750
                                                       -----------

              ENERGY-1.0%
    10,000    Dominion Resources Inc., 8.75%,
               Upper DECS Equity Income
               Securities, 5/15/06(b)                      535,500
                                                       -----------

              HEALTH CARE-1.7%
    20,000    Omnicare Capital Trust I, 4.00%,
               Income Equity Redeemable
               Securities, 6/15/33(b)                      960,000
                                                       -----------

              INSURANCE-.8%
     4,400    PartnerRe Ltd., 8.00%,
               Premium Equity Participating
               Security Units, 12/31/04(b)                 223,080
    10,000    XL Capital Ltd., 6.50%, Equity
               Security Units, 5/15/07(b)                  239,200
                                                       -----------
                                                           462,280
                                                       -----------

              OIL & GAS-1.3%
    10,000    Amerada Hess Corp., 7.00%,
               (ACES), 12/1/06(b)                          757,500
                                                       -----------
              Total Mandatory Convertible
               Securities (Cost $5,640,329)              5,810,155
                                                       -----------

              Common Stocks-13.4%
              DIVERSIFIED FINANCIALS-3.5%
     7,500    Bank of America Corporation                  637,575
    17,500    Citigroup Inc.                               771,575
    15,000    J.P. Morgan Chase & Co.                      559,950
       240    Piper Jaffray Companies, Inc.*                 9,780
                                                       -----------
                                                         1,978,880
                                                       -----------

              ELECTRIC UTILITIES-3.9%
     7,500    FirstEnergy Corp.                            293,250
    27,500    TXU Corp.                                  1,090,650
    14,000    Entergy Corporation                          805,000
                                                       -----------
                                                         2,188,900
                                                       -----------

              GAS COMPANIES-.3%
     4,000    KeySpan Corporation                          143,960
                                                       -----------

              HEALTH CARE
       820    Medco Health Solutions, Inc.*                 24,846
                                                       -----------

              OIL & GAS-2.7%
    10,000    ConocoPhillips                               787,700
    15,000    Royal Dutch Petroleum
               Company                                     754,500
                                                       -----------
                                                         1,542,200
                                                       -----------

              PHARMACEUTICALS-2.3%
    20,000    Bristol-Myers Squibb Company                 458,000
    13,000    GlaxoSmithKline PLC                          532,350
     6,800    Merck & Co., Inc.                            308,380
                                                       -----------
                                                         1,298,730
                                                       -----------

              WIRELESS TELECOMMUNICATION
               SERVICES-.7%
    11,000    Verizon Communications Inc.                  423,940
                                                       -----------
              Total Common Stocks
               (Cost $6,357,802)                         7,601,456
                                                       -----------

 Principal    Short-Term
  Amount       Investments-7.1%
------------------------------------------------------------------
$4,000,000    Federal Home Loan Banks,
               1.23%, 8/2/04
               (Cost $3,999,727)                         3,999,727
                                                       -----------
              Total Investments
               (Cost $52,980,198)(C)         102.2%     57,817,760
Liabilities in Excess of Other Assets         (2.2)     (1,231,502)
                                             ---------------------
Net Assets                                   100.0%    $56,586,258
                                             =====================

___________________
*     Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities are liquid and may be sold prior to their maturity only to qualified institutional buyers. These securities represent 7.4% of net assets of the Fund.
(b)   These securities are required to be converted on the date listed;
      they generally may be converted prior to this date at the option of the holder.
(C) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $52,980,198 amounted to $4,837,562 which consisted of aggregate gross unrealized appreciation of $5,732,083 and aggregate gross unrealized depreciation of $894,521.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Castle Convertible Fund, Inc.

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 27, 2004

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: September 27, 2004

                        Rule 30a-2(a) CERTIFICATIONS

I, Dan C. Chung, certify that:

1.    I have reviewed this report on Form N-Q of Castle Convertible Fund,
Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 27, 2004

/s/Dan C. Chung

President

Castle Convertible Fund, Inc.

                        Rule 30a-2(a) CERTIFICATIONS

I, Frederick A. Blum, certify that:

1.    I have reviewed this report on Form N-Q of Castle Convertible Fund,
Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 27, 2004

/s/Frederick A. Blum

Treasurer

Castle Convertible Fund, Inc.